STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION

NOTE 15 - STOCK-BASED COMPENSATION

On July 26, 2010, the Company's Board of Directors adopted the 2010 Stock Option Plan, or the 2010 Plan. To date, other than the option to acquire 150,000 ordinary shares issued to our former chief financial officer ("CFO"), no shares have been issued under the 2010 Plan.

The 2010 Plan will automatically terminate on the fifth anniversary of the 2010 Plan's adoption. However, outstanding stock options will continue to be effective after the 2010 Plan's termination.

The Company's board of directors has the authority to amend, alter, suspend or terminate the 2010 Plan or any outstanding stock option. The consent of an option holder is necessary for any amendment that would adversely affect an outstanding option.

Stock options issued to employees

The Company's former CFO was granted a stock option to purchase up to 150,000 ordinary shares pursuant to the Company's 2010 Plan. 150,000 shares were forfeited as of December 31, 2013.

The Company calculated the estimated fair value of the options of the grant date using the Black-Scholes Option Pricing Model with the following assumptions:

Grant Date	October 26, 2010

Risk-free interest rate	1.93%
Expected term	5.0
Expected volatility	40.98%
Expected dividend yield	0.00%
Fair value of share option	1.41

The model requires the input of subjective assumptions including the expected stock price volatility and the expected dividend yield. The Company uses historical experience of employee turnover and future expectation to estimate forfeiture rate. For expected volatilities, the Company has made reference to historical volatilities of the Company's stock. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant.

The total fair value of the options granted to employees at the respective grant dates was $211,500. The Company recorded nil, $86,799 and $105,605 compensation cost for years ended December 31, 2013, 2012 and 2011, with corresponding credits to additional paid-in capital. Compensation cost of all stock option awards are recorded in general and administrative expenses.

The former CFO's option was forfeited on May 31, 2013, three months after the termination date of the CFO on February 28, 2013.

The following table summarizes the stock option activities of the Company:

	Activity	Weighted Average Exercise Price

Outstanding as of January 1, 2012	150,000	$5.00
Exercised	-	$-
Cancelled/Forfeited	-	$-
Outstanding as of December 31, 2012	150,000	$5.00
Exercised	-	$-
Cancelled/Forfeited	150,000	$5.00
Outstanding as of December 31, 2013	-	$-